Commitments and Contingencies - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013 Claim Employees	Dec. 31, 2012 Employees	Dec. 31, 2011	Dec. 31, 2010
Contingencies And Commitments [Line Items]
Purchase commitments, which are generally non-cancellable		$ 13,400,000
Rent expense incurred		2,300,000	2,600,000	1,400,000
Number of employee defendants in lawsuit	2	2
Estimated possible loss	300,000	300,000
Number of new claims	3
Geveran Investments Ltd. [Member]
Contingencies And Commitments [Line Items]
Investment in the company, as well as recovery of costs and attorney's fees	25,000,000	25,000,000
LSGBV [Member]
Contingencies And Commitments [Line Items]
Investment in the company, as well as recovery of costs and attorney's fees	$ 1,200,000	$ 1,200,000